Investments in Unconsolidated Businesses	12 Months Ended
Dec. 31, 2013
Investments in Unconsolidated Businesses

Note 5

Investments in Unconsolidated Businesses

Our investments in unconsolidated businesses are comprised of the following:

	(dollars in millions)
At December 31,	Ownership	2013	2012
Equity Investees
Vodafone Omnitel	23.1%	$2,511	$2,200
Other	Various	818	1,106

Total equity investees		3,329	3,306

Cost Investees	Various	103	95

Total investments in unconsolidated businesses		$3,432	$3,401

Dividends and repatriations of foreign earnings received from these investees were not significant in 2013, $0.4 billion in 2012 and $0.5 billion in 2011. See Note 12 regarding undistributed earnings of our foreign subsidiaries.

Equity Method Investments

Vodafone Omnitel

Vodafone Omnitel N.V. (Vodafone Omnitel) is one of the largest wireless communications companies in Italy. At December 31, 2013 and 2012, our investment in Vodafone Omnitel included goodwill of $1.1 billion and $1.0 billion, respectively. As part of the consideration of the Wireless Transaction, a subsidiary of Verizon sold its entire ownership interest in Vodafone Omnitel to a subsidiary of Vodafone on February 21, 2014. See Note 2 for additional information.

Other Equity Investees

The remaining investments include wireless partnerships in the U.S., limited partnership investments in entities that invest in affordable housing projects and other smaller domestic and international investments.

Summarized Financial Information

Summarized financial information for our equity investees is as follows:

Balance Sheet

	(dollars in millions)
At December 31,	2013	2012
Current assets	$3,983	$3,516
Noncurrent assets	7,748	8,159

Total assets	$11,731	$11,675

Current liabilities	$4,692	$5,526
Noncurrent liabilities	5	5
Equity	7,034	6,144

Total liabilities and equity	$11,731	$11,675

Income Statement

	(dollars in millions)
Years Ended December 31,	2013	2012	2011
Net revenue	$8,984	$10,825	$12,668
Operating income	1,632	2,823	4,021
Net income	925	1,679	2,451